TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of trade and other accounts receivable and non-current accounts receivable (Details) - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	$ 1,395,819	$ 1,176,049
Argentine Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	6,753	8,968
Brazilian Real
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	974,451	722,208
Chilean Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	102,118	71,628
Colombian Peso
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	23,245	16,032
Euro
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	65,264	96,438
US Dollar
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	187,381	224,169
Australian Dollar
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	3,681	5,457
Japanese Yen
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	4,057	4,998
Pound Sterling
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	6,134	8,488
Other Currencies
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Currency	$ 22,735	$ 17,663